Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 47.0	$ 47.4	$ 98.3	$ 89.5
Investment expenses	(2.4)	(1.4)	(4.2)	(2.5)
Net investment income	44.6	46.0	94.1	87.0
Net realized gains/(losses) on fixed maturity securities, available-for-sale	0.8	(6.1)	1.6	(13.5)
Net realized gains on other investments	0.1	0.0	0.1	0.0
Change in net unrealized gains/(losses) on other investments	4.5	(0.1)	5.6	(0.6)
Change in provision for expected credit losses	1.3	(0.8)	5.3	(1.9)
Net realized and unrealized investment gains/(losses)	6.7	(7.0)	12.6	(16.0)
Total realized and unrealized investments gains/(losses) and net investment income	$ 51.3	$ 39.0	$ 106.7	$ 71.0